Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations (Details) [Line Items]
Impairment loss	$ 1,900	$ 8,738
Discontinued operations [Member]
Discontinued Operations (Details) [Line Items]
Account receivables	$ 431